INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	$ 3,711	$ 5,841
Non-Current Assets	57,620	50,467
Total assets	61,331	56,308
Current Liabilities	5,524	5,439
Non-Current Liabilities	34,134	28,692
Total liabilities	39,658	34,131
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	2,948	3,189
Non-Current Assets	51,725	42,291
Total assets	54,673	45,480
Current Liabilities	3,972	3,964
Non-Current Liabilities	24,244	21,573
Total liabilities	28,216	25,537
Total Net Assets	26,457	19,943
Attributable to Other Ownership Interests	20,929	14,976
Attributable to Partnership's Share	5,528	4,967
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	646	870
Non-Current Assets	6,142	6,499
Total assets	6,788	7,369
Current Liabilities	487	686
Non-Current Liabilities	4,238	4,152
Total liabilities	4,725	4,838
Total Net Assets	2,063	2,531
Attributable to Other Ownership Interests	1,810	2,286
Attributable to Partnership's Share	253	245
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	1,266	1,233
Non-Current Assets	25,762	18,327
Total assets	27,028	19,560
Current Liabilities	1,959	1,948
Non-Current Liabilities	9,836	8,444
Total liabilities	11,795	10,392
Total Net Assets	15,233	9,168
Attributable to Other Ownership Interests	12,474	6,770
Attributable to Partnership's Share	2,759	2,398
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	173	166
Non-Current Assets	6,392	5,696
Total assets	6,565	5,862
Current Liabilities	249	275
Non-Current Liabilities	4,033	4,013
Total liabilities	4,282	4,288
Total Net Assets	2,283	1,574
Attributable to Other Ownership Interests	911	307
Attributable to Partnership's Share	1,372	1,267
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	841	912
Non-Current Assets	13,308	11,636
Total assets	14,149	12,548
Current Liabilities	1,263	1,042
Non-Current Liabilities	6,081	4,908
Total liabilities	7,344	5,950
Total Net Assets	6,805	6,598
Attributable to Other Ownership Interests	5,672	5,569
Attributable to Partnership's Share	1,133	1,029
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	22	8
Non-Current Assets	121	133
Total assets	143	141
Current Liabilities	14	13
Non-Current Liabilities	56	56
Total liabilities	70	69
Total Net Assets	73	72
Attributable to Other Ownership Interests	62	44
Attributable to Partnership's Share	$ 11	$ 28
North American natural gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	50.00%
Loans and receivables	$ 500
Bottom of range | Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	11.00%	11.00%
Bottom of range | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	6.00%	11.00%
Bottom of range | Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	20.00%	20.00%
Bottom of range | Data
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	12.00%	12.00%
Bottom of range | Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	25.00%	25.00%
Top of range | Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	20.00%	20.00%
Top of range | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	50.00%	50.00%
Top of range | Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	50.00%	50.00%
Top of range | Data
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	21.00%	21.00%
Top of range | Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	50.00%	50.00%